Income Taxes (Details) - Schedule of Reconciliation of the Effective Income Tax Rate - Vaso Corporation and Subsidaries [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Effective Income Tax Rate [Line Items]
Federal statutory rate	21.00%	21.00%
State income taxes	6.19%	6.11%
Change in valuation allowance relating to operations	(17.96%)	(92.63%)
Foreign tax rate differential	(2.71%)	(0.81%)
R&D credit	1.87%	0.58%
Nondeductible expenses	0.71%	0.22%
Other	(7.06%)	(6.87%)
Income tax provision expense	2.04%	(72.40%)